Document and Entity Information	9 Months Ended
	Jul. 31, 2012	Sep. 12, 2012
Cash paid in disposal of discontinued operations
Entity Registrant Name	Finishing Touches Home Goods Inc.
Entity Central Index Key	0001511261
Document Type	S-1
Document Period End Date	Jul. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		9,000,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012